UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2016 (Unaudited)

Deutsche Global Growth Fund

	Shares	Value ($)
Common Stocks 94.6%
Australia 0.8%
Austal Ltd.	1,824,500	1,793,374
G8 Education Ltd.	1,207,425	3,586,660
(Cost $5,415,044)		5,380,034
Bermuda 0.5%
Lazard Ltd. "A" (Cost $2,116,278)	85,128	2,994,803
Canada 4.5%
Agnico Eagle Mines Ltd.	182,000	8,169,078
Alimentation Couche-Tard, Inc. "B"	125,000	5,500,057
Brookfield Asset Management, Inc. "A" (a)	266,500	9,352,446
Quebecor, Inc. "B"	136,219	3,884,997
SunOpta, Inc.*	369,785	1,671,428
(Cost $20,795,234)		28,578,006
China 0.6%
Minth Group Ltd.	904,633	2,654,265
Tencent Holdings Ltd.	50,000	1,110,575
(Cost $2,380,708)		3,764,840
Finland 1.3%
Cramo Oyj	181,655	3,921,099
Sampo Oyj "A"	94,000	4,190,886
(Cost $8,513,635)		8,111,985
France 2.0%
Altran Technologies SA	266,400	3,955,592
Elior Group 144A	161,300	3,619,022
Flamel Technologies SA (ADR)*	406,451	4,324,639
Parrot SA* (a)	67,048	1,175,711
(Cost $15,245,966)		13,074,964
Germany 5.3%
Allianz SE (Registered)	24,000	3,917,419
BASF SE	40,000	3,090,052
Bayer AG (Registered)	30,000	2,858,287
Fresenius Medical Care AG & Co. KGaA	100,000	8,678,672
LANXESS AG	35,000	1,672,202
Patrizia Immobilien AG	181,690	5,050,904
United Internet AG (Registered)	147,283	6,946,639
VIB Vermoegen AG	100,085	2,127,525
(Cost $26,794,808)		34,341,700
Hong Kong 1.3%
AIA Group Ltd.	520,000	3,038,059
Techtronic Industries Co., Ltd.	1,332,501	5,350,067
(Cost $5,964,589)		8,388,126
India 0.4%
WNS Holdings Ltd. (ADR)* (a) (Cost $2,722,685)	93,549	2,853,245
Indonesia 0.3%
PT Arwana Citramulia Tbk (Cost $3,311,862)	47,526,592	2,017,967
Ireland 3.1%
Greencore Group PLC	908,343	4,534,867
Kerry Group PLC "A"	70,000	6,316,516
Paddy Power Betfair PLC	37,742	5,093,830
Ryanair Holdings PLC (ADR)	48,873	4,271,500
(Cost $14,691,240)		20,216,713
Israel 0.3%
Mellanox Technologies Ltd.* (Cost $1,670,927)	39,500	1,872,300
Italy 0.7%
Prysmian SpA (Cost $3,782,920)	180,379	4,413,365
Japan 6.1%
Ai Holdings Corp.	161,150	3,871,034
Anicom Holdings, Inc. (a)	68,700	1,748,287
Asics Corp.	100,000	2,276,606
Kusuri No Aoki Co., Ltd.	89,050	5,460,329
MISUMI Group, Inc.	240,789	3,698,759
Nippon Seiki Co., Ltd.	235,993	4,609,680
Optex Co., Ltd.	74,300	2,341,690
Syuppin Co., Ltd. (a)	235,900	2,492,464
Topcon Corp.	129,200	1,318,427
United Arrows Ltd.	86,183	2,576,112
Universal Entertainment Corp.* (a)	183,696	3,896,707
UT Group Co., Ltd.* (a)	377,724	1,596,377
Zenkoku Hosho Co., Ltd.	93,900	3,095,092
(Cost $28,460,642)		38,981,564
Korea 0.3%
i-SENS, Inc.* (Cost $2,188,526)	70,120	2,221,035
Luxembourg 1.2%
Eurofins Scientific (Cost $4,839,925)	20,000	7,755,173
Malaysia 1.5%
Hartalega Holdings Bhd.	1,988,054	2,007,795
IHH Healthcare Bhd.	1,600,000	2,503,270
Nirvana Asia Ltd. 144A	9,837,305	2,785,068
Tune Protect Group Bhd.	6,300,321	2,288,806
(Cost $10,031,388)		9,584,939
Mexico 0.5%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $3,162,653)	34,200	3,101,256
Netherlands 1.7%
Brunel International NV (a)	103,049	2,021,412
Core Laboratories NV (a) (b)	26,600	3,225,250
ING Groep NV (CVA)	200,000	2,491,224
SBM Offshore NV (a)	130,177	1,538,216
Sensata Technologies Holding NV* (b)	42,000	1,553,160
(Cost $11,818,436)		10,829,262
Norway 0.9%
Marine Harvest ASA* (Cost $4,079,244)	350,000	5,844,769
Panama 0.6%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,330,649)	141,355	3,771,351
Philippines 0.4%
Universal Robina Corp. (Cost $3,259,432)	690,000	2,877,152
Singapore 0.1%
Lian Beng Group Ltd. (Cost $937,862)	2,638,101	862,062
Spain 0.4%
Telepizza Group SA 144A* (Cost $2,703,328)	340,136	2,482,648
Sweden 2.9%
Assa Abloy AB "B"	275,500	5,727,095
Meda AB "A"	330,000	5,855,167
Nobina AB 144A*	662,611	3,217,195
Svenska Cellulosa AB "B"	113,000	3,617,040
(Cost $15,820,531)		18,416,497
Switzerland 3.2%
Dufry AG (Registered)*	26,577	3,569,446
Galenica AG (Registered) (a)	4,600	6,076,258
Lonza Group AG (Registered)*	25,000	4,315,895
Nestle SA (Registered)	87,100	6,431,731
(Cost $17,580,369)		20,393,330
Taiwan 0.1%
Voltronic Power Technology Corp. (Cost $661,409)	48,000	667,474
Thailand 0.2%
Malee Group PCL (Foreign Registered) (Cost $1,289,960)	956,452	1,271,700
United Kingdom 7.6%
Aon PLC (b)	30,000	3,278,100
Arrow Global Group PLC	809,109	3,120,111
Auto Trader Group PLC 144A	425,000	2,419,106
AVEVA Group PLC	85,456	1,997,651
Babcock International Group PLC	311,459	4,677,923
Clinigen Healthcare Ltd.*	354,123	2,846,561
Compass Group PLC	260,000	4,846,468
Crest Nicholson Holdings PLC	380,856	3,243,482
Domino's Pizza Group PLC	184,650	2,821,468
Halma PLC	232,000	3,185,442
Hargreaves Lansdown PLC	156,540	3,058,516
Howden Joinery Group PLC	424,191	3,114,891
Jardine Lloyd Thompson Group PLC	151,838	2,030,911
Polypipe Group PLC	576,800	2,659,104
Reckitt Benckiser Group PLC	38,400	3,823,643
Spirax-Sarco Engineering PLC	33,788	1,688,321
(Cost $40,067,645)		48,811,698
United States 45.8%
AbbVie, Inc.	52,000	3,272,360
Acadia Healthcare Co., Inc.* (a)	60,000	3,532,200
Activision Blizzard, Inc.	110,000	4,318,600
Advance Auto Parts, Inc.	20,423	3,141,874
Affiliated Managers Group, Inc.*	14,968	2,597,247
Allergan PLC*	20,000	4,715,000
Alliance Data Systems Corp.*	23,000	5,110,370
Alphabet, Inc. "A"*	7,000	5,241,950
Amphenol Corp. "A"	155,000	9,101,600
AZZ, Inc.	59,859	3,532,878
Bank of America Corp.	200,000	2,958,000
Berry Plastics Group, Inc.*	43,315	1,696,649
Biogen, Inc.*	8,500	2,462,705
Bristol-Myers Squibb Co.	44,000	3,154,800
Cardtronics, Inc.* (a)	86,054	3,381,062
Casey's General Stores, Inc. (a)	41,888	5,035,356
CBRE Group, Inc. "A"*	100,000	2,985,000
Celgene Corp.*	45,000	4,748,400
Cerner Corp.*	50,000	2,780,500
Danaher Corp.	66,600	6,550,776
Del Taco Restaurants, Inc.* (a)	337,816	3,155,201
Diamondback Energy, Inc.*	26,829	2,440,098
DigitalGlobe, Inc.*	35,952	752,475
Dollar General Corp.	59,500	5,349,050
Ecolab, Inc.	44,000	5,158,560
Encore Capital Group, Inc.*	61,198	1,645,614
EOG Resources, Inc.	54,500	4,434,120
Exxon Mobil Corp.	38,000	3,382,760
Facebook, Inc. "A"*	28,000	3,326,680
FCB Financial Holdings, Inc. "A"*	52,941	1,957,229
Fox Factory Holding Corp.* (a)	140,248	2,333,727
General Electric Co.	120,000	3,627,600
Gentherm, Inc.* (a)	98,867	3,616,555
Hain Celestial Group, Inc.* (a)	68,398	3,381,597
Harman International Industries, Inc. (a)	59,478	4,653,559
Inphi Corp.*	56,986	1,777,393
Jack in the Box, Inc.	42,224	3,597,485
JPMorgan Chase & Co.	124,000	8,093,480
Kindred Healthcare, Inc.	175,534	2,083,589
Knowles Corp.* (a)	177,232	2,591,132
L Brands, Inc.	28,000	1,919,400
Ligand Pharmaceuticals, Inc.* (a)	22,455	2,685,393
Manitowoc Foodservice, Inc.* (a)	172,200	2,836,134
Masonite International Corp.*	34,600	2,416,118
MasterCard, Inc. "A"	85,000	8,151,500
Matador Resources Co.* (a)	98,687	2,242,169
MAXIMUS, Inc. (a)	64,108	3,695,826
Medivation, Inc.*	25,000	1,511,500
Middleby Corp.*	38,460	4,776,732
Molina Healthcare, Inc.* (a)	63,182	3,059,904
Nielsen Holdings PLC (a)	73,000	3,897,470
NIKE, Inc. "B"	50,000	2,761,000
Noble Energy, Inc.	100,000	3,575,000
Oaktree Capital Group LLC (a)	75,869	3,476,318
On Assignment, Inc.*	67,700	2,550,259
Pacira Pharmaceuticals, Inc.*	89,697	4,171,807
PAREXEL International Corp.* (a)	37,959	2,387,241
Polaris Industries, Inc. (a)	34,767	2,955,890
Primoris Services Corp. (a)	197,978	4,260,487
Providence Service Corp.*	132,400	6,296,944
Retrophin, Inc.*	197,543	3,512,315
Royal Caribbean Cruises Ltd. (a)	28,000	2,166,920
Schlumberger Ltd.	76,300	5,821,690
Sinclair Broadcast Group, Inc. "A"	119,930	3,793,386
South State Corp.	23,214	1,682,783
Stericycle, Inc.*	13,600	1,332,664
T-Mobile U.S., Inc.*	95,000	4,062,200
Tenneco, Inc.*	75,524	4,057,149
Time Warner, Inc.	58,600	4,433,676
TiVo, Inc.*	300,654	2,991,507
TJX Companies, Inc.	50,000	3,806,000
Trinseo SA*	67,363	3,172,124
TriState Capital Holdings, Inc.* (a)	256,007	3,328,091
Union Pacific Corp.	37,500	3,157,125
United States Steel Corp. (a)	205,694	2,976,392
United Technologies Corp.	35,000	3,520,300
Urban Outfitters, Inc.*	84,055	2,398,089
VeriFone Systems, Inc.*	100,722	2,659,061
WABCO Holdings, Inc.*	47,139	5,086,298
WEX, Inc.*	23,779	2,193,851
Zeltiq Aesthetics, Inc.*	165,703	4,715,907
Zoe's Kitchen, Inc.*	71,165	2,627,412
Zoetis, Inc.	65,000	3,082,300
(Cost $263,411,396)		293,879,563
Total Common Stocks (Cost $527,049,291)		607,759,521
Convertible Preferred Stock 0.1%
United States
Providence Service Corp., 5.5% (Cost $572,300)	5,723	682,512
Warrants 0.0%
France
Parrot SA, Expiration Date 12/22/2022*	39,109	13,512
Parrot SA, Expiration Date 12/15/2022*	39,109	13,544
Total Warrants (Cost $0)		27,056
	Principal Amount ($)	Value ($)

Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	602,834
	Shares	Value ($)
Securities Lending Collateral 12.1%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $77,390,651)	77,390,651	77,390,651
Cash Equivalents 4.7%
Deutsche Central Cash Management Government Fund, 0.39% (c) (Cost $30,088,094)	30,088,094	30,088,094
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $635,100,336) †	111.6	716,550,668
Other Assets and Liabilities, Net	(11.6)	(74,236,228)
Net Assets	100.0	642,314,440

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $639,520,659. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $77,030,009. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $109,784,223 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $32,754,214.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $74,983,862, which is 11.7% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At May 31, 2016 the Deutsche Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Convertible Preferred Stock, Warrants & Other Investments
Consumer Discretionary	112,936,341	18.5%
Health Care	108,298,129	17.8%
Industrials	98,221,039	16.1%
Information Technology	89,211,377	14.6%
Financials	84,278,202	13.8%
Consumer Staples	58,867,441	9.7%
Energy	26,659,303	4.4%
Materials	26,537,891	4.4%
Telecommunication Services	4,062,200	0.7%
Total	609,071,923	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,380,034	$—	$5,380,034
Bermuda	2,994,803	—	—	2,994,803
Canada	28,578,006	—	—	28,578,006
China	—	3,764,840	—	3,764,840
Finland	—	8,111,985	—	8,111,985
France	4,324,639	8,750,325	—	13,074,964
Germany	—	34,341,700	—	34,341,700
Hong Kong	—	8,388,126	—	8,388,126
India	2,853,245	—	—	2,853,245
Indonesia	—	2,017,967	—	2,017,967
Ireland	4,271,500	15,945,213	—	20,216,713
Israel	1,872,300	—	—	1,872,300
Italy	—	4,413,365	—	4,413,365
Japan	—	38,981,564	—	38,981,564
Korea	—	2,221,035	—	2,221,035
Luxembourg	—	7,755,173	—	7,755,173
Malaysia	—	9,584,939	—	9,584,939
Mexico	3,101,256	—	—	3,101,256
Netherlands	4,778,410	6,050,852	—	10,829,262
Norway	—	5,844,769	—	5,844,769
Panama	3,771,351	—	—	3,771,351
Philippines	—	2,877,152	—	2,877,152
Singapore	—	862,062	—	862,062
Spain	—	2,482,648	—	2,482,648
Sweden	—	18,416,497	—	18,416,497
Switzerland	—	20,393,330	—	20,393,330
Taiwan	—	667,474	—	667,474
Thailand	—	1,271,700	—	1,271,700
United Kingdom	3,278,100	45,533,598	—	48,811,698
United States	293,879,563	—	—	293,879,563
Convertible Preferred Stock	—	—	682,512	682,512
Warrants	—	—	27,056	27,056
Other Investments	602,834	—	—	602,834
Short-Term Investments (e)	107,478,745	—	—	107,478,745
Total	$461,784,752	$254,056,348	$709,568	$716,550,668

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016